Segment reporting - Summary of Operating Results Based on Segments (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other
Disclosure of operating segments [line items]
Employment legal accounting and other administrative costs	€ 20.6	€ 4.5	€ 0.0